Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Schedule of maturity of financial liabilities

June 30, 2022	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,689,386	1,689,386	1,689,386	-	-	-
Convertible loan	1,047,109	1,047,109	1,047,109	-	-	-
Other payables	1,952,526	1,952,526	1,000,366	952,160	-	-
	4,689,021	4,689,021	3,736,861	952,160	-	-

December 31, 2021	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,422,393	1,422,393	1,422,393		-	-
Convertible loan	13,731,864	20,359,893	10,088,496	10,271,397
Other payables	2,681,223	2,681,223	831,029	1,850,194	-	-
	17,835,480	24,463,509	12,341,918	12,121,591	-	-